Significant Accounting Policies - Revenue Recognition and Cash (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Net impact of adjustments in contract estimates on income from operations	$ 0.3	$ 0.0	$ 1.4	$ 2.0	$ 1.5
Percentage of average case rework provision	18.00%
Percentage of revenue recognized at Fieldwork Finished status	100.00%
Percentage of revenue billed at Fieldwork Finished status	90.00%
Percentage of unbilled revenue at Fieldwork Finished status	10.00%
Money market funds			$ 10.0
Government Contracts | Trade Accounts Receivable
Concentration Risk [Line Items]
Percentage of concentration risk	97.00%		97.00%	97.00%
NASA | Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of concentration risk		11.00%	10.00%	12.00%	11.00%
OPM | Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of concentration risk	21.00%	14.00%	16.00%	16.00%	16.00%